As filed with the Securities and Exchange Commission on August 4, 2020
Commission File Nos. 333-217500
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 10	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 747	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Executive Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Associate General Counsel, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 10, 2020 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated August 10, 2020
To The Prospectus Dated April 27, 2020 For

PERSPECTIVE ADVISORY II®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

Effective August 10, 2020, your prospectus is revised to reflect changes to the current annual charges, Guaranteed Withdrawal Balance (“GWB”) adjustment percentages, and available Bonus options for the LifeGuard Freedom Net and LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefits (“GMWBs”). Your prospectus is revised as follows:

CHANGES TO CURRENT ANNUAL CHARGES FOR THE LIFEGUARD FREEDOM NET AND LIFEGUARD FREEDOM FLEX GMWBs.

➢	In the table titled “Periodic Expenses”, appearing under “FEES AND EXPENSES TABLES” on page 5 of the prospectus, the line items for the following add-on benefits are deleted and replaced as follows:

	Maximum Annual Charge	Current Annual Charge
For Life GMWB With Bonus, Annual Step-Up to the Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net® GMWB”) with the Income Stream Max GAWA% Table [10]	3.00%	1.65%
Joint For Life GMWB With Bonus, Annual Step-Up to the Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net® With Joint Option GMWB”) with the Income Stream Max GAWA% Table [11]	3.00%	1.75%
For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® GMWB”) with the Income Stream Max GAWA% Table and the 6% Bonus and Annual Step-Up [12]	3.00%	1.65%
Joint For Life GMWB With Bonus and Step-Up to the Highest Quarterly Contract Value (“LifeGuard Freedom Flex® With Joint Option GMWB”) with the Income Stream Max GAWA% Table and the 6% Bonus and Annual Step-Up [13]	3.00%	1.75%

➢
In the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”) Charge.” appearing under “CONTRACT CHARGES” on page 39 of the prospectus, the charge table is deleted and replaced with the following:

	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
With Income Stream Max GAWA% Table and Annual Step-Up	3.00%	1.50%	0.25%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	3.00%	1.65%	0.25%
With Income Stream Value GAWA% Table and Annual Step-Up	1.70%	0.85%	0.15%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	2.00%	1.00%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

➢
In the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”) Charge.” appearing under “CONTRACT CHARGES” on page 40 of the prospectus, the charge table is deleted and replaced with the following:

	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
With Income Stream Max GAWA% Table and Annual Step-Up	3.00%	1.60%	0.25%
With Income Stream Max GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	3.00%	1.75%	0.20%
With Income Stream Value GAWA% Table and Annual Step-Up	2.30%	1.15%	0.20%
With Income Stream Value GAWA% Table and Annual Step-Up to Highest Quarterly Contract Value	2.60%	1.30%	0.20%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

➢
In the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge.” appearing under “CONTRACT CHARGES” on page 41 of the prospectus, the charge tables are deleted and replaced with the following:

LifeGuard Freedom Flex GMWB With Income Stream Max GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
4% Bonus and Annual Step-Up	2.50%	1.25%	0.20%
4% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.80%	1.40%	0.25%
5% Bonus and Annual Step-Up	2.70%	1.35%	0.25%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%	0.25%
6% Bonus and Annual Step-Up	3.00%	1.50%	0.25%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.65%	0.25%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

LifeGuard Freedom Flex GMWB With Income Stream Value GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
4% Bonus and Annual Step-Up	1.20%	0.60%	0.10%
4% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.50%	0.75%	0.15%
5% Bonus and Annual Step-Up	1.40%	0.70%	0.10%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	1.70%	0.85%	0.15%
6% Bonus and Annual Step-Up	1.70%	0.85%	0.15%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.00%	1.00%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

➢
In the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge.” appearing under “CONTRACT CHARGES” on page 43 of the prospectus, the charge tables are deleted and replaced with the following:

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Max GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
4% Bonus and Annual Step-Up	2.70%	1.35%	0.25%
4% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%	0.25%
5% Bonus and Annual Step-Up	2.90%	1.45%	0.25%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.60%	0.25%
6% Bonus and Annual Step-Up	3.00%	1.60%	0.25%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.75%	0.20%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Value GAWA% Table
Options	Maximum Annual Charge	Current Annual Charge	Maximum Increase to Annual Charge (at one time)
4% Bonus and Annual Step-Up	1.80%	0.90%	0.15%
4% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.10%	1.05%	0.20%
5% Bonus and Annual Step-Up	2.00%	1.00%	0.15%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.30%	1.15%	0.20%
6% Bonus and Annual Step-Up	2.30%	1.15%	0.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.60%	1.30%	0.20%
Charge Basis	GWB
Charge Frequency	Quarterly
PLEASE NOTE: For GMWBs issued before August 10, 2020, please see Appendix D for the applicable charges.

CHANGES TO THE GWB ADJUSTMENT PERCENTAGES FOR THE LIFEGUARD FREEDOM NET AND LIFEGUARD FREEDOM FLEX GMWBs.

➢
In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”)” on page 69 of the prospectus, and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on page 81 of the prospectus, the first two bullet points under the header “The GWB adjustment is determined as follows:” are deleted and replaced with the following:

•
On the effective date of this endorsement, the GWB adjustment is equal to 180% (200% for GMWBs issued before August 10, 2020) of the GWB, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019).

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 180% (200% for GMWBs issued before August 10, 2020) of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). (See Example 3 in Appendix C under section “II. LifeGuard Freedom Net”.)

➢
In the subsections titled “Guaranteed Withdrawal Balance Adjustment.” under both the section titled “LifeGuard Freedom Flex GMWB.” on page 93 of the prospectus, and the section titled “LifeGuard Freedom Flex with Joint Option GMWB.” on page 103 of the prospectus, the first two bullet points under the header “The GWB adjustment is determined as follows:” are deleted and replaced with the following:

•
On the effective date of this endorsement, the GWB adjustment is equal to 170% of the GWB for Contracts with the 4% Bonus option, 180% of the GWB for Contracts with the 5% Bonus option, and 190% of the GWB for Contracts with the 6% Bonus option, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). For GMWBs issued before August 10, 2020, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $10 million.

•
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the applicable GWB adjustment percentage of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $10 million ($5 million for endorsements issued before June 24, 2019). (See Example 3 in Appendix C under section “III. LifeGuard Freedom Flex”.)

CHANGES TO THE AVAILABLE BONUS OPTIONS FOR THE LIFEGUARD FREEDOM NET AND LIFEGUARD FREEDOM FLEX GMWBs.

➢
In the subsections titled “Bonus.” under both the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net GMWB”)” on page 73 of the prospectus, and the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom Net With Joint Option GMWB”).” on page 86 of the prospectus, all references to the 6% Bonus are deleted and replaced with references to a 5% Bonus.

➢
In the subsections titled “Step-up.” and “Bonus.” under both the section titled “LifeGuard Freedom Flex GMWB.” on pages 94 and 97, respectively, of the prospectus, and the section titled “LifeGuard Freedom Flex with Joint Option GMWB.” on pages 104 and 108, respectively, of the prospectus, all references to the 5, 6, and 7% Bonus options are deleted and replaced with references to the 4, 5, and 6% Bonus options.

➢
In addition, the LifeGuard Freedom Flex GMWB Bonus option required for election of the corresponding LifeGuard Freedom Flex Death Benefit is revised from 6% Bonus option to 5% Bonus option. All references throughout the prospectus to the availability of the LifeGuard Freedom Flex DB are revised to reflect that it is now available only in conjunction with the election of the LifeGuard Freedom Flex GMWB with 5% Bonus option selected.

CHANGES TO THE GMWB PROSPECTUS EXAMPLES FOR THE LIFEGUARD FREEDOM NET AND LIFEGUARD FREEDOM FLEX GMWBs.

➢	In the subsection titled “II. LIFEGUARD FREEDOM NET” under the section titled “APPENDIX C (GMWB Prospectus Examples)” beginning on page C-4 of the prospectus, the prospectus is revised as follows:

1.	The first paragraph of the LifeGuard Freedom Net subsection is deleted and replaced with the following:

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 5%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

2.	The information following the “Notes” bullet under “Example 1” on page C-4 of the prospectus is deleted and replaced with the following:

s	Your initial Bonus Base is set equal to your GWB.

s	Your initial GWB Adjustment is set equal to 180% times your initial GWB.

s	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

3.	The information following the “Notes” bullet under “Example 3” on page C-4 of the prospectus is deleted and replaced with the following:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

s	Your Bonus Base is increased by the Premium payment, subject to a maximum of $10,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary, your GWB Adjustment is increased by the Premium payment, net of any applicable taxes, times 180%, subject to a maximum of $10,000,000. For example, if you make an additional Premium payment, net of any applicable taxes, of $50,000 prior to your first Contract Anniversary, and your GWB Adjustment value before the additional Premium payment is $180,000, then the GWB Adjustment is increased by 180% of the additional Premium payment, net of any applicable taxes. The resulting GWB Adjustment is $180,000 + $90,000 = $270,000.

s
If the Premium payment occurs on or after the first Contract Anniversary, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $10,000,000. For example, if you make an additional Premium payment, net of any applicable taxes, of $50,000 after your first Contract Anniversary, and your GWB Adjustment value before the additional Premium payment is $180,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable taxes. The resulting GWB Adjustment is $180,000 + $50,000 = $230,000.

s	Your GMWB Earnings Determination Baseline is increased by the Premium payment. The GMWB Earnings Determination Baseline is not subject to a maximum of $10,000,000.

4.	The information contained in Examples “8a” and “8b” under “Example 8” on page C-9 of the prospectus is deleted and replaced with the following:

•	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $105,000, which is equal to your GWB plus 5% of your Bonus Base ($100,000 + $100,000 * 0.05 = $105,000).

s	Your GAWA for the next year is recalculated to equal $5,250, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($105,000 * 0.05 = $5,250).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($105,000 / $5,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

•	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $95,000, which is equal to your GWB plus 5% of your Bonus Base ($90,000 + $100,000 * 0.05 = $95,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($95,000 * 0.05 = $4,750).

s
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

5.	The information contained in Examples “11a” and “11b” under “Example 11” on page C-11 of the prospectus is deleted and replaced with the following:

•
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $180,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $180,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($180,000).

•
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $180,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($180,000).

➢	In the subsection titled “III. LIFEGUARD FREEDOM FLEX” under the section titled “APPENDIX C (GMWB Prospectus Examples)” beginning on page C-14 of the prospectus, the prospectus is revised as follows:

1.	The first paragraph of the LifeGuard Freedom Flex subsection is deleted and replaced with the following:

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom Flex GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits, your initial Premium payment net of any applicable taxes was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, and the GMWB and any For Life Guarantee have not been terminated. If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%. If you elected a GMWB with a bonus percentage other than 6%, the examples will still apply if you replace the 6% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected and replace the 190% GWB Adjustment in each of the GWB adjustment calculations with the appropriate GWB adjustment percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

2.	The information following the “Notes” bullet under “Example 1” on page C-14 of the prospectus is deleted and replaced with the following:

s	Your initial Bonus Base is set equal to your GWB.

s	Your initial GWB Adjustment is set equal to 190% times your initial GWB.

s	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

3.	The information following the “Notes” bullet under “Example 3” on page C-14 of the prospectus is deleted and replaced with the following:

s	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.

s	Your Bonus Base is increased by the Premium payment, net of any applicable taxes, subject to a maximum of $10,000,000.

s
If the Premium payment occurs prior to the first Contract Anniversary, your GWB Adjustment is increased by the Premium payment, net of any applicable taxes, times 190%, subject to a maximum of $10,000,000. For example, if, as in Example 3a, you make an additional Premium payment, net of any applicable taxes, of $50,000 prior to your first Contract Anniversary, and your GWB Adjustment value before the additional Premium payment is $190,000, then the GWB Adjustment is increased by 190% of the additional Premium payment, net of any applicable taxes. The resulting GWB Adjustment is $190,000 + $95,000 = $285,000.

s
If the Premium payment occurs on or after the first Contract Anniversary, your GWB Adjustment is increased by the Premium payment, net of any applicable taxes, subject to a maximum of $10,000,000. For example, if you make an additional Premium payment, net of any applicable taxes, of $50,000 after your first Contract Anniversary, and your GWB Adjustment value before the additional Premium payment is $190,000, then the GWB Adjustment is increased by

100% of the additional Premium payment, net of any applicable taxes. The resulting GWB Adjustment is $190,000 + $50,000 = $240,000.

s	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable taxes, subject to a maximum of $10,000,000.

1.	The information contained in Examples “8a” and “8b” under “Example 8” on page C-19 of the prospectus is deleted and replaced with the following:

•	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000 * 0.06 = $106,000).

s	Your GAWA for the next year is equal $5,300, which is 5% of your new GWB ($106,000 * 0.05 = $5,300).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

•	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:

s	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000 * 0.06 = $96,000).

s	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($96,000 * 0.05 = $4,800).

s
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

5.	The information contained in Examples “11a” and “11b” under “Example 11” on page C-21 of the prospectus is deleted and replaced with the following:

•
Example 11a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $190,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $190,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($190,000).

•
Example 11b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $190,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

s	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($190,000).

__________________________________
(To be used with JMV18691 04/20)

JVV100084 08/20

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2019
Statements of Operations for the period ended December 31, 2019
Statements of Changes in Net Assets for the periods ended December 31, 2019 and 2018
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2019 and 2018
Consolidated Income Statements for the years ended December 31, 2019, 2018, and 2017
Consolidated Statements of Stockholder’s Equity and Comprehensive Income for the years ended
December 31, 2019, 2018, and 2017
Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018, and 2017
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit	Description
No.

1.
Resolution of Depositor’s Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant’s Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

b.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

c.
Specimen of Fee-Based Product Addendum to the Selling Agreement (SAA0001 09/16), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 24, 2016 (File Nos. 333-210504 and 811-08664).

d.
Form of Trust Distribution Services Addendum to Amended and Restated General Distributor Agreement, incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on August 29, 2017 (File Nos. 333-217501 and 811-08664).

e.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

b.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

c.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

d.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

e.	Specimen of Retirement Plan Endorsement (7246), incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement (7487), incorporated herein by reference to the Registrant’s Pre-Effective Amendment filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

h.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

i.
Form of Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7733), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

j.	Form of Roll Up Guaranteed Minimum Death Benefit (ICC17 7734), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

k.
Form of Combination Roll Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7735), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

l.	Form of Guaranteed Minimum Withdrawal Benefit (ICC17 7737), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

m.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7738), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

n.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Ups (ICC17 7739), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

o.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Death Benefit (ICC17 7740), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

p.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7741), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

q.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Earnings-Sensitive Withdrawal Amount (ICC17 7742), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

r.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Contract (VA790), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

s.
Form of Return of Premium Guaranteed Minimum Death Benefit (ICC17 7731), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

t.
Form of Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7733), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

u.
Form of Roll Up Guaranteed Minimum Death Benefit (ICC17 7734), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

v.
Form of Combination Roll Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (ICC17 7735), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

w.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Ups, and Death Benefit (ICC17 7740), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

x.
Form of Individual Retirement Annuity Endorsement (ICC18 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

y.
Form of Roth Individual Retirement Annuity Endorsement (ICC18 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

z.
Form of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (AutoGuard 5) (ICC18 7748), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

aa.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator) (ICC18 7754), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

bb.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits and Annual Step-Up (LifeGuard Freedom Accelerator with Joint Option) (ICC18 7755), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

cc.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Deferral Credits, Annual Step-Up and Death Benefit (LifeGuard Freedom Accelerator DB) (ICC18 7756), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

dd.
Form of Earnings Protection Guaranteed Minimum Death Benefit (ICC18 7759), incorporated herein by reference to Registrant’s Registration Statement, filed on December 14, 2018 (File Nos. 333-228801 and 811-08664).

ee.
Form of Endorsement revising Market Value Adjustment language (ICC17 7747), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ff.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

gg.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

hh.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ii.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

jj.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up, and Death Benefit (ICC19 7769), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

kk.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [6%] Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Death Benefit (ICC19 7770), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

ll.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

mm.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

nn.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

oo.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on February 28, 2019 (File Nos. 333-217500 and 811-08664).

pp.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7765), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

qq.
Form of For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7766), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

rr.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up (ICC19 7767), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

ss.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with [5%, 6%, 7%] Bonus and Annual Step-Up to Highest Quarterly Contract Value (ICC19 7768), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

tt.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7771), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

uu.
Form of For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7772), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

vv.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up, and Earnings-Sensitive Withdrawal Amount (ICC19 7773), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

ww.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Annual Step-Up to Highest Quarterly Contract Value, and Earnings-Sensitive Withdrawal Amount (ICC19 7774), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on June 7, 2019 (File Nos. 333-228801 and 811-08664).

5.

a.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 09/17), incorporated herein by reference to Registrant’s Registration Statement filed on April 27, 2017 (File Nos. 333-217500 and 811-08664).

b.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on September 19, 2017 (File Nos. 333-217500 and 811-08664).

c.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 08/18), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 2, filed on August 7, 2018 (File Nos. 333-217500 and 811-08664).

d.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 06/19), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on June 18, 2019 (File Nos. 333-217500 and 811-08664).

e.
Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 04/20), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on April 21, 2020 (File Nos. 333-217500 and 811-08664).

f.	Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 08/20), attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.	Not Applicable.

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

Edward R. Morrissey 1 Corporate Way Lansing, MI 48951	Director

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	President & Director

Axel André 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Executive Vice President, General Counsel & Secretary

Aimee R. DeCamillo 300 Innovation Drive Franklin, TN 37067	Chief Commercial Officer

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Chief Risk Officer & Director

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Operating Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Executive Vice President, Corporate Development & Director

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Senior Vice President & Group Chief Information Security Officer

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Senior Vice President

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President, Deputy General Counsel

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Human Resources Officer

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Audit Executive

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

Andrew Campbell 1 Corporate Way Lansing, MI 48951	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Joseph K. Garrett 1 Corporate Way Lansing, MI 48951	Vice President

Scott J. Golde 1 Corporate Way Lansing, MI 48951	Vice President, Deputy General Counsel

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Courtney A. Hoffman 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Dr. Bhatt L. Vadlamani 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 4, filed on August 4, 2020 (File Nos. 333-228801 and 811-08664).

Item 27. Number of Contract Owners as of June 30, 2020

Perspective Advisory II Contracts:

Qualified - 1,799
Non-Qualified - 2,131

Item 28. Indemnification

Provision is made in the Company’s Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys’ fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael I. Falcon 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Aimee DeCamillo 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Alison Reed 300 Innovation Drive Franklin, TN 37067	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Bill Burrow 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Dana R. Melesky Flegler 1 Corporate Way Lansing, MI 48951	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Aileen Herndon 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Julie Hughes 1 Corporate Way Lansing, MI 48951	Senior Vice President

Heidi Kaiser 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Compliance Officer

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Brian Sward 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Bryan Wilhelm 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 300 Innovation Drive Franklin, TN 37067	Vice President

J. Edward Branstetter, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Lauren L. Caputo 300 Innovation Drive Franklin, TN 37067	Vice President

Michelle Carroll 1 Corporate Way Lansing, MI 48951	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Bill Dixon 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Fitzgerald 300 Innovation Drive Franklin, TN 37067	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Vice President

Mark Jones 300 Innovation Drive Franklin, TN 37067	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Joseph Patracuollo 300 Innovation Drive Franklin, TN 37067	Vice President

Allison Pearson 300 Innovation Drive Franklin, TN 37067	Vice President

Kimberly Plyler 300 Innovation Drive Franklin, TN 37067	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

David Russell 300 Innovation Drive Franklin, TN 37067	Vice President

Daniel Starishevsky 300 Innovation Drive Franklin, TN 37067	Vice President

Michael Story 1 Corporate Way Lansing, MI 48951	Vice President

Jeremy Swartz 300 Innovation Drive Franklin, TN 37067	Vice President

Kendall Wetzel 300 Innovation Drive Franklin, TN 37067	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Myles Womack 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 300 Innovation Drive Franklin, TN 37067	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, MI 48951

Jackson National Life Insurance Company
300 Innovation Drive
Franklin, TN 37067

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission’s industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 4th day of August, 2020.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Executive Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	August 4, 2020
Michael I. Falcon, President and Director

*	August 4, 2020
Axel André, Executive Vice President, Chief Financial Officer and Director

*	August 4, 2020
Bradley O. Harris, Executive Vice President, Chief Risk Officer and Director

*	August 4, 2020
Kenneth H. Stewart, Executive Vice President, Corporate Development and Director

*	August 4, 2020
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	August 4, 2020
Morten N. Friis, Director

*	August 4, 2020
Dennis J. Manning, Chairman and Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Michael I. Falcon, Axel André, Andrew J. Bowden, Susan S. Rhee, and Scott J. Golde (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, 333-217501, 333-226897, 333-228801, 333-228802, 333-235565, and 333-235567), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 24th day of February, 2020.

/s/ MICHAEL I. FALCON
Michael I. Falcon, President and Director

/s/ AXEL ANDRÉ
Axel André, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ EDWARD R. MORRISSEY
Edward R. Morrissey, Director

EXHIBIT LIST

Exhibit No.	Description

5f.	Form of Perspective Advisory II Individual Variable and Fixed Annuity Application (V790 08/20).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.